Cash and cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and cash equivalents
Cash and cash equivalents	R 40,577	R 28,981
Restricted cash and cash equivalents	2,563	2,250
Cash and cash equivalents, including restricted	43,140	31,231
Bank overdraft	(173)	(243)
Total cash and cash equivalents	42,967	30,988	R 34,094	R 15,819
Rand
Cash and cash equivalents
Total cash and cash equivalents	27,122	14,994
Euro
Cash and cash equivalents
Total cash and cash equivalents	2,835	2,159
US Dollar
Cash and cash equivalents
Total cash and cash equivalents	12,289	12,787
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 721	R 1,048